International Growth Fund | Oppenheimer International Growth Fund
Investment Objective. The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Growth Fund Oppenheimer International Growth Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund Oppenheimer International Growth Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.44%	0.71%	0.40%	0.53%	0.11%
Total Annual Fund Operating Expenses		1.39%	2.41%	2.10%	1.73%	0.81%
Fee Waiver and Expense Reimbursement	[1]	(0.05%)	(0.28%)	(0.01%)	(0.15%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.34%	2.13%	2.09%	1.58%	0.81%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer International Growth Fund International Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	988	1,292	2,154
Class B	718	1,033	1,475	2,260
Class C	314	664	1,140	2,455
Class N	262	535	932	2,046
Class Y	83	260	451	1,006

If shares are not redeemed
Expense Example, No Redemption Oppenheimer International Growth Fund International Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	988	1,292	2,154
Class B	218	733	1,275	2,260
Class C	214	664	1,140	2,455
Class N	162	535	932	2,046
Class Y	83	260	451	1,006

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. It may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. Under normal market conditions the Fund will:

  invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.

The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

In selecting investments for the Fund's portfolio, the portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position.

The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  companies that enjoy a strong competitive position and high demand for their products or services;

  companies with accelerating earnings growth and cash flow; and

  diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive fund focusing on growth stock investments, and the special risks of investing in both developed and emerging foreign countries. The Fund does not seek current income and is not designed for investors needing income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalGrowthFund

Sales charges and taxes are not included and would be lower if they were. During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 35.01% (2nd Qtr 03) and the lowest return before taxes for a calendar quarter was -28.21% (3rd Qtr 02).

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer International Growth Fund International Growth Fund		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Mar 25, 1996	8.10%	4.87%	3.78%
Class A After Taxes on Distributions			8.02%	4.76%	3.63%
Class A After Taxes on Distributions and Sale of Fund Shares			5.37%	4.18%	3.23%
Class B		Mar 25, 1996	8.83%	4.96%	3.92%
Class C		Mar 25, 1996	12.86%	5.33%	3.62%
Class N		Mar 1, 2001	13.44%	5.81%	4.72%
Class Y		Sep 7, 2005	15.35%	6.65%	7.33%
MSCI EAFE Index			7.75%	2.46%	3.50%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]				4.39%
(reflects no deduction for fees, expenses or taxes)	[2]				3.92%
[1]	From 2-28-01
[2]	From 8-31-05

International Growth Fund | Oppenheimer International Growth Fund
Investment Objective. The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Growth Fund Oppenheimer International Growth Fund	Class A	Class B	Class C	Class N	Class Y
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	5.00%	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Growth Fund Oppenheimer International Growth Fund		Class A	Class B	Class C	Class N	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses		0.44%	0.71%	0.40%	0.53%	0.11%
Total Annual Fund Operating Expenses		1.39%	2.41%	2.10%	1.73%	0.81%
Fee Waiver and Expense Reimbursement	[1]	(0.05%)	(0.28%)	(0.01%)	(0.15%)	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.34%	2.13%	2.09%	1.58%	0.81%
[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of this prospectus.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example Oppenheimer International Growth Fund International Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	988	1,292	2,154
Class B	718	1,033	1,475	2,260
Class C	314	664	1,140	2,455
Class N	262	535	932	2,046
Class Y	83	260	451	1,006

If shares are not redeemed
Expense Example, No Redemption Oppenheimer International Growth Fund International Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	988	1,292	2,154
Class B	218	733	1,275	2,260
Class C	214	664	1,140	2,455
Class N	162	535	932	2,046
Class Y	83	260	451	1,006

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. It may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. Under normal market conditions the Fund will:

  invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.

The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

In selecting investments for the Fund's portfolio, the portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position.

The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  companies that enjoy a strong competitive position and high demand for their products or services;

  companies with accelerating earnings growth and cash flow; and

  diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive fund focusing on growth stock investments, and the special risks of investing in both developed and emerging foreign countries. The Fund does not seek current income and is not designed for investors needing income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalGrowthFund

Sales charges and taxes are not included and would be lower if they were. During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 35.01% (2nd Qtr 03) and the lowest return before taxes for a calendar quarter was -28.21% (3rd Qtr 02).

Average Annual Total Returns for the periods ended December 31, 2010

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Total Returns Oppenheimer International Growth Fund International Growth Fund		Inception Date	1 Year	5 Years	10 Years (or life of class, if less)
Class A		Mar 25, 1996	8.10%	4.87%	3.78%
Class A After Taxes on Distributions			8.02%	4.76%	3.63%
Class A After Taxes on Distributions and Sale of Fund Shares			5.37%	4.18%	3.23%
Class B		Mar 25, 1996	8.83%	4.96%	3.92%
Class C		Mar 25, 1996	12.86%	5.33%	3.62%
Class N		Mar 1, 2001	13.44%	5.81%	4.72%
Class Y		Sep 7, 2005	15.35%	6.65%	7.33%
MSCI EAFE Index			7.75%	2.46%	3.50%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]				4.39%
(reflects no deduction for fees, expenses or taxes)	[2]				3.92%
[1]	From 2-28-01
[2]	From 8-31-05

Shareholder Fees (International Growth Fund, Oppenheimer International Growth Fund)	0 Months Ended
Mar. 30, 2011
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	5.00%
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (International Growth Fund, Oppenheimer International Growth Fund)	0 Months Ended
	Mar. 30, 2011
Class A
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.44%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.34%
Class B
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.71%
Total Annual Fund Operating Expenses	2.41%
Fee Waiver and Expense Reimbursement	(0.28%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.13%
Class C
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver and Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	2.09%
Class N
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.53%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	(0.15%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.58%
Class Y
Operating Expenses:
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.11%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.81%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of this prospectus.

Average Annual Total Returns (International Growth Fund, Oppenheimer International Growth Fund)	0 Months Ended
Mar. 30, 2011
Class A
Average Annual Return:
1 Year	8.10%
5 Years	4.87%
10 Years (or life of class, if less)	3.78%
Inception Date	Mar 25, 1996
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	8.02%
5 Years	4.76%
10 Years (or life of class, if less)	3.63%
Class A | After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	5.37%
5 Years	4.18%
10 Years (or life of class, if less)	3.23%
Class B
Average Annual Return:
1 Year	8.83%
5 Years	4.96%
10 Years (or life of class, if less)	3.92%
Inception Date	Mar 25, 1996
Class C
Average Annual Return:
1 Year	12.86%
5 Years	5.33%
10 Years (or life of class, if less)	3.62%
Inception Date	Mar 25, 1996
Class N
Average Annual Return:
1 Year	13.44%
5 Years	5.81%
10 Years (or life of class, if less)	4.72%
Inception Date	Mar 1, 2001
Class Y
Average Annual Return:
1 Year	15.35%
5 Years	6.65%
10 Years (or life of class, if less)	7.33%
Inception Date	Sep 7, 2005
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	4.39% [1]
MSCI EAFE Index
Average Annual Return:
1 Year	7.75%
5 Years	2.46%
10 Years (or life of class, if less)	3.50%
(reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.92% [2]

[1]	From 2-28-01
[2]	From 8-31-05

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2010
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER INTERNATIONAL GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0001005728
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Mar 30, 2011
International Growth Fund | Oppenheimer International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks long-term capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least  $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 10 of the prospectus and in the sections "How to Buy Shares" beginning on page 53 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund mainly invests in the common stock of growth companies that are domiciled or have their primary operations outside of the United States. It may invest 100% of its assets in securities of foreign companies. The Fund may invest in emerging markets as well as in developed markets throughout the world. From time to time it may place greater emphasis on investing in one or more particular regions such as Asia, Europe or Latin America. Under normal market conditions the Fund will:

  invest at least 65% of its total assets in common and preferred stocks of issuers in at least three different countries outside of the United States, and emphasize investments in common stocks of issuers that the portfolio manager considers to be "growth" companies.

The Fund does not limit its investments to issuers within a specific market capitalization range and at times may invest a substantial portion of its assets in one or more particular capitalization ranges. The Fund can also buy securities convertible into common stock and other securities having equity features. The Fund can use hedging and certain derivative instruments to seek capital appreciation or to try to manage investment risks.

In selecting investments for the Fund's portfolio, the portfolio manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies with high growth potential using a "bottom up" investment approach, that is, by looking at the investment performance of individual stocks before considering the impact of general or industry-specific economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and industry position.

The portfolio manager currently focuses on the following factors, which may vary in particular cases and may change over time:

  companies that enjoy a strong competitive position and high demand for their products or services;

  companies with accelerating earnings growth and cash flow; and

  diversity among companies, industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility.

The portfolio manager also considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends. The trends currently considered include: mass affluence, new technologies, restructuring and aging. The portfolio manager does not invest any fixed amount of the Fund's assets according to these criteria and the trends that are considered may change over time. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

At times, the Fund may emphasize investments in a particular industry or economic or market sector. To the extent that the Fund increases its emphasis on investments in a particular industry or sector, the value of its investments may fluctuate more in response to events affecting that industry or sector, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in developing or emerging market countries.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Time-Zone Arbitrage. The Fund may invest in securities of foreign issuers that are traded in U.S. or foreign markets. If the Fund invests a significant amount of its assets in foreign markets, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing" to adjust certain market prices of foreign securities may help deter those activities.

Main Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Who Is The Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive fund focusing on growth stock investments, and the special risks of investing in both developed and emerging foreign countries. The Fund does not seek current income and is not designed for investors needing income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney

The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or from poor security selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalGrowthFund

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.225.5677
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/InternationalGrowthFund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2001	rr_AnnualReturn2001	(23.42%)
Annual Return 2002	rr_AnnualReturn2002	(26.70%)
Annual Return 2003	rr_AnnualReturn2003	53.21%
Annual Return 2004	rr_AnnualReturn2004	16.47%
Annual Return 2005	rr_AnnualReturn2005	14.08%
Annual Return 2006	rr_AnnualReturn2006	29.61%
Annual Return 2007	rr_AnnualReturn2007	12.38%
Annual Return 2008	rr_AnnualReturn2008	(41.51%)
Annual Return 2009	rr_AnnualReturn2009	37.78%
Annual Return 2010	rr_AnnualReturn2010	14.69%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and would be lower if they were. During the period shown in the bar chart, the highest return before taxes for a calendar quarter was 35.01% (2nd Qtr 03) and the lowest return before taxes for a calendar quarter was -28.21% (3rd Qtr 02).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

International Growth Fund | Oppenheimer International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	988
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	704
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	988
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,292
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,154
1 Year	rr_AverageAnnualReturnYear01	8.10%
5 Years	rr_AverageAnnualReturnYear05	4.87%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 1996
International Growth Fund | Oppenheimer International Growth Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05	4.76%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.63%
International Growth Fund | Oppenheimer International Growth Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.23%
International Growth Fund | Oppenheimer International Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,260
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,260
1 Year	rr_AverageAnnualReturnYear01	8.83%
5 Years	rr_AverageAnnualReturnYear05	4.96%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 1996
International Growth Fund | Oppenheimer International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,455
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,140
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,455
1 Year	rr_AverageAnnualReturnYear01	12.86%
5 Years	rr_AverageAnnualReturnYear05	5.33%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 25, 1996
International Growth Fund | Oppenheimer International Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	932
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	932
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,046
1 Year	rr_AverageAnnualReturnYear01	13.44%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2001
International Growth Fund | Oppenheimer International Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,006
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	451
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,006
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	6.65%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 7, 2005
International Growth Fund | Oppenheimer International Growth Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	4.39%	[1]
International Growth Fund | Oppenheimer International Growth Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.50%
International Growth Fund | Oppenheimer International Growth Fund | (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	3.92%	[2]
[1]	From 2-28-01
[2]	From 8-31-05
[3]	The Fund's transfer agent has voluntarily agreed to limit its fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of this prospectus.